Right of use assets	12 Months Ended
Dec. 31, 2021
Right of use assets
Right Of Use Assets

8. Right of use assets

	December 31, 2021
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,870,808	$1,073,365	$797,443
Office Building	1,805,447	664,372	1,141,075
Printer	17,794	13,060	4,734
	3,694,049	1,750,797	1,943,252

	December 31, 2020
	Cost	Accumulated	Right of
	Base	Amortization	Use
			(Adjusted – Note 2)
Aircraft	$1,256,787	$658,562	$598,225
Office Building	1,799,626	415,559	1,384,067
Printer	17,794	8,314	9,480
	3,074,207	1,082,435	1,991,772

In the fourth quarter of 2021, the Company determined it was reasonably certain it would extended term of its Aircraft Leasing Agreement effective in the second quarter of 2022 for a period of 24 months with payments of approximately US$22,500 (CDN$28,675) per month, or US$270,000 (CDN$344,099) per year. The incremental borrowing rate is 11.2%. The Company recognized an additional $615,737 Aircraft ROU assets and US$481,797 ($615,737) additional Lease obligations. Should NXT want to repurchase the aircraft at the end of the extended term, the purchase price will be US$1.21 million.